Insurance Contracts - Summary of Reinsurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	₩ 11,017,155	$ 7,454,803	₩ 10,322,356	[1]	₩ 9,577,005	[2]
Profit or loss recognized related to service received	1,279,257		1,271,662		1,121,262
Effect of new contracts	73,839		33,487
Reinsurance contract held
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	0		0
Effect of new contracts	13		242
Reinsurance service result	(21,274)		24,407
Reinsurance finance income and expenses	33,799		47,265
Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	24,596		133,787
Effect of new contracts	(25,525)		(35,401)
Reinsurance service result	(638)		103,364
Reinsurance finance income and expenses	815		(2,686)
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	6,771,649		6,232,135		5,594,621
Reinsurance service result	(1,598,296)		(1,302,622)
Reinsurance finance income and expenses	6,167,040		4,992,957
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contracts applying the fair value approach
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(70,095)		(61,761)
Beginning contractual service margin	182,636		103,222
Profit or loss recognized related to service received	(15,284)		(13,944)
Changes in estimations adjusting contractual service margin	(3,191)		88,767
Effect of new contracts	0		0
Reinsurance service result	(18,475)		74,823
Reinsurance finance income and expenses	5,813		4,591
Ending contractual service margin	169,974		182,636		103,222
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | All other contracts
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(148,358)		(96,937)
Beginning contractual service margin	(178,416)		(199,688)
Profit or loss recognized related to service received	15,575		18,920
Changes in estimations adjusting contractual service margin	27,787		45,021
Effect of new contracts	(25,525)		(35,399)
Reinsurance service result	17,837		28,542
Reinsurance finance income and expenses	(5,053)		(7,270)
Ending contractual service margin	(165,632)		(178,416)		(199,688)
Insurance contracts other than those to which premium allocation approach has been applied | Reinsurance contract held | Contractual service margin
Disclosure In Tabular Form Of Reinsurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Allocation of Reinsurance Premiums	(218,453)		(158,698)
Beginning contractual service margin	4,220		(96,466)
Profit or loss recognized related to service received	291		4,976
Changes in estimations adjusting contractual service margin	24,596		133,788
Effect of new contracts	(25,525)		(35,399)
Reinsurance service result	(638)		103,365
Reinsurance finance income and expenses	760		(2,679)
Ending contractual service margin	₩ 4,342		₩ 4,220		₩ (96,466)

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.